INCOME TAXES - Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income before income taxes from continuing operations	$ 934,594	$ 635,067
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	$ 247,667	$ 168,293
Non-taxable gains on investments	(1,739)	(2,606)
Non-taxable (gains) losses on derivative financial instruments	(38,058)	51,590
Foreign tax rate differential	(52,151)	(40,431)
Other, including permanent differences	(499)	(1,136)
Income tax expense from continuing operations	$ 155,220	$ 175,710